Other Assets - Summary of Investment Property Movement (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Beginning balance	₸ 16,829
Ending balance	16,065	₸ 16,829
Cost
Disclosure of detailed information about investment property [line items]
Beginning balance	17,954	19,556
Additions	21
Disposals	(647)	(1,602)
Ending balance	17,328	17,954
Accumulated Depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(1,125)	(982)
Depreciation charge	(219)	(244)
Disposals	81	101
Ending balance	₸ (1,263)	₸ (1,125)